Provisions - Summary of Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 159.3
Increase in existing provisions, other provisions	106.3
Acquisitions	21.3
Paid or otherwise settled	(97.9)
Impact of foreign exchange	8.8
Balance, end of the year	197.8
Less current portion	48.1
Long-term portion	149.7
Self-insured liabilities
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	109.5
Increase in existing provisions, other provisions	26.0
Acquisitions	0.0
Paid or otherwise settled	(46.7)
Impact of foreign exchange	5.8
Balance, end of the year	94.6
Less current portion	7.6
Long-term portion	87.0
Claims
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	20.4
Increase in existing provisions, other provisions	56.8
Acquisitions	10.8
Paid or otherwise settled	(37.4)
Impact of foreign exchange	2.0
Balance, end of the year	52.6
Less current portion	26.6
Long-term portion	26.0
Lease restoration
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	12.7
Increase in existing provisions, other provisions	2.9
Acquisitions	3.5
Paid or otherwise settled	(2.0)
Impact of foreign exchange	0.4
Balance, end of the year	17.5
Less current portion	3.0
Long-term portion	14.5
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	16.7
Increase in existing provisions, other provisions	20.6
Acquisitions	7.0
Paid or otherwise settled	(11.8)
Impact of foreign exchange	0.6
Balance, end of the year	33.1
Less current portion	11.0
Long-term portion	$ 22.1